Credit facilities (Details Narrative)		1 Months Ended							4 Months Ended	12 Months Ended
	Jul. 20, 2022 SGD ($)	Apr. 30, 2025 USD ($)	Feb. 28, 2025	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2023 shares	Jul. 20, 2022 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 09, 2025	Oct. 08, 2025	May 30, 2024	Apr. 30, 2022 USD ($)
Short-Term Debt [Line Items]
Interest rate													15.00%
Interest rate stated percentage per month													15.00%
Interest rate stated percentage per week														1.25%
Interest rate stated percentage per annum													30.00%
Amortization of Debt Discount (Premium)										$ 218,805	$ 28,519	$ 28,376
Convertible notes										2,332,529	1,900,965
Amortization of discount on debt instruments										218,805	28,519	28,376
Interest expense										1,965,894	319,076	136,437
Common Class A [Member]
Short-Term Debt [Line Items]
Conversion of stock, shares converted | shares								2,553,700
Series Of Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Interest rate	5.00%
Convertible notes	$ 10,300,083															$ 7,700,000
Convertible notes									$ 7,735,209
Series Of Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Convertion rate	70.00%
Conversion of stock, shares converted | shares									2,553,700
Five Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description						One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).	One convertible note has a maturity date to be due in September 2025 and four convertible notes have a maturity date to be due in November 2025 (the “D-2 Notes”).
Debt conversion, description						If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Five Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate						70.00%	70.00%
Five Convertible Note Agreements [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes						$ 1,600,000	$ 1,600,000
Five Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate							8.00%								8.00%
Four Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description				Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).	Two convertible notes have a maturity date to be due in June 2026 (extended from February 2025), and two convertible notes have a maturity date to be due in May 2025 (the “D-2 Notes”).
Debt conversion, description				If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.	If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full, where the interest shall accrue at a rate of 20% instead of 8% per annum.
Four Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate				70.00%	70.00%
Four Convertible Note Agreements [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes				$ 200,000	$ 200,000
Four Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate				8.00%	8.00%
Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Debt conversion, description			The interest rate increased from 8% per annum to 12% per annum beginning in February 2025. The conversion price of the D-2 Notes also amended to be 55% (amended from 70%) of the IPO price of $4.00.
Two Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Maturity date description		Two convertible notes have a maturity date to be due in April 2026 (extended to October 2026).
Debt conversion, description		If IPO does not occur on or before the maturity date, the Company shall redeem the Note plus all accrued and unpaid interest in full or the investors may elect to convert any of the Notes held by it at a conversion price of 60% of the subscription price of Series D-2.
Two Convertible Note Agreements [Member] | IPO [Member]
Short-Term Debt [Line Items]
Convertion rate		60.00%
Two Convertible Note Agreements [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes		$ 100,000
Two Convertible Note Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Third Parties [Member]
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)										$ 218,805	$ 28,519	$ 28,376